Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes [Text Block]

NOTE 15. INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiary and VIEs in the PRC. Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands and BVI withholding tax will be imposed.

According to the PRC Corporate Income Tax Law, or the CIT Law, which became effective on January 1, 2008, as further clarified by subsequent tax regulations implementing the CIT Law, foreign-invested enterprises and domestic enterprises are subject to corporate income tax, at a uniform rate of 25%. The CIT rate of enterprises established before March 16, 2007 that were eligible for preferential tax rates according to then effective tax laws and regulations will gradually transition to the uniform 25% CIT rate by January 1, 2013. In addition, certain enterprises may still benefit from a preferential tax rate of 15% under the CIT Law if they qualify as “high and new technology enterprises strongly supported by the state,” subject to certain general factors described in the CIT Law and the related regulations.

In December 2008, the Company’s subsidiary eFuture Beijing was designated as “High and New Technology Enterprises” under the CIT Law, which entitles it to a preferential CIT rate of 15% from 2008 to 2013.Biaoshang and Wangku were subject to a 25% tax rate in 2009, 2010 and 2011, respectively.

The CIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC CIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2011, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

Profit(loss) before tax for the years ended December 31, 2009, 2010 and 2011 was taxed in the following jurisdictions:

	Chinese Yuan (Renminbi)			U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,			December 31,
	2009	2010	2011	2011
PRC	¥2,604,125	¥(431,337)	¥813,814	$129,302
Cayman Islands	(26,105,125)	(20,331,702)	(26,337,315)	(4,184,578)
Loss before income tax	¥(23,501,000)	¥(20,763,039)	¥(25,523,501)	$(4,055,276)

The income tax benefit for the years ended December 31, 2009, 2010 and 2011were as follows:

		Chinese Yuan (Renminbi)		U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,		December 31,
	2009	2010	2011	2011
Current tax before tax loss carry forwards (set-off)	¥307,601	¥55,598	¥1,957,167	$310,962
Tax loss carry forwards (set-off)	(307,601)	(55,598)	162,457	25,812
Current income taxes	-	-	2,119,624	336,774
Deferred income taxes	(1,513,216)	(1,770,001)	(2,691,481)	(427,633)
Total income tax benefit	¥(1,513,216)	¥(1,770,001)	¥(571,857)	$(90,859)

The reconciliation of income tax expenses computed by applying the statutory corporate income tax rate to pre-tax income gain (loss) to the actual tax benefit is as follows:

		Chinese Yuan (Renminbi)		U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,		December 31,
	2009	2010	2011	2011
Income tax computed at statutory tax rate	¥(5,875,250)	¥(5,190,760)	¥(6,380,875)	$(1,013,819)
Difference in tax rate of the Company outside the PRC	6,526,281	5,082,926	6,584,329	1,046,145
Effect of tax holiday for a subsidiary	(260,413)	43,134	(146,364)	(23,255)
Non-deductible expenses	914,169	1,278,601	887,675	141,037
Non-taxable income	(997,186)	(1,158,303)	-	-
Tax loss carry forward (set-off)	(307,601)	(55,598)	162,457	25,812
Witholding income tax for the dividends paid to Cayman Islands company	-	-	1,012,402	160,854
Deferred tax benefit	(1,513,216)	(1,770,001)	(2,691,481)	(427,633)
Total income tax benefit	¥(1,513,216)	¥(1,770,001)	¥(571,857)	$(90,859)

The components of the deferred tax assets and liabilities were as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Deferred Tax Assets:
Net operating loss carry forwards	¥-	¥162,457	$25,812
Allowance for doubtful accounts and write offs	797,772	513,230	81,544
Inventory provision	470,740	676,177	107,434
Trade receivables	2,229,072	1,210,198	192,281
Accruals and others	2,505,581	4,566,423	725,531
Valuation allowance	-	(162,457)	(25,812)
Total deferred tax assets	¥6,003,165	¥6,966,028	$1,106,790

Deferred Tax Liabilities:
Inventory and work in process	¥(652,605)	¥(3,095,419)	$(491,813)
Advance from customers	(7,240,596)	(4,114,852)	(653,784)
Intangible assets	(1,838,175)	(792,487)	(125,913)
Total deferred tax liabilities	¥(9,731,376)	¥(8,002,758)	$(1,271,510)

Net deferred tax liabilities	¥(3,728,211)	¥(1,036,730)	$(164,720)

The Group recorded a valuation allowance against the 2011 operating loss carry forwards of Changshengtiandi as of December 31, 2011, as the Group believes it is more likely than not that such deferred tax assets will not be realized. As of December 31, 2010, the Group had no operating loss carry forwards unused.

The Group has evaluated its income tax uncertainty under ASC 740-10. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations. As of and for the years ended December 31, 2010 and 2011, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.